Commitments and Contingencies	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
Commitments and Contingencies
Leases
The Company leases various office space, production facilities, and vehicles under non-cancelable operating leases that expire in various years through 2021. Future minimum lease payments as of December 31, 2016 under these arrangements are as follows (in thousands):

Minimum Lease Payments
2017	$1,331
2018	943
2019	774
2020	197
2021	26
Thereafter	—
Total	$3,271

Rent expense under non-cancelable operating leases is recognized on a straight-line basis over the respective lease terms and was $1.8 million, $2.1 million and $0.3 million for the years ended December 31, 2016, 2015 and 2014, respectively.
Letters of credit
During the ordinary course of business, the Company provides standby letters of credit to third parties as required for certain transactions initiated by the Company. As of December 31, 2016, the Company’s had standby letters of credit of $0.4 million that were not recorded on the Company’s consolidated balance sheets.
Warranty and Extended Warranty
The Company had $0.5 million and $0.6 million in deferred costs included in other current and non-current assets related to deferred service revenue at December 31, 2016 and 2015, respectively. Changes in the liability for product warranty and deferred revenue associated with extended warranties and service contracts were as follows (in thousands):

	Product Warranty	Deferred Revenue
Liability at January 1, 2015	$1,437	$8,948
Liabilities assumed from acquisition	20	—
Settlements made during the period	(224)	(8,952)
Change in liability for warranties issued during the period	398	7,047
Change in liability for pre-existing warranties	(602)	—
Liability at December 31, 2015	1,029	7,043
Settlements made during the period	(54)	(7,040)
Change in liability for warranties issued during the period	634	5,429
Change in liability for pre-existing warranties	(558)	—
Liability at December 31, 2016	$1,051	$5,432
Current liability	$812	$4,414
Non-current liability	239	1,018
Liability at December 31, 2016	$1,051	$5,432

Litigation
The Company is, from time to time, subject to claims and suits arising in the ordinary course of business. In the opinion of management, the ultimate resolution of such pending proceedings will not have a material effect on the Company’s results of operations, financial position or cash flows.
Patent Litigation Funding Agreement
In December 2010, Overland entered into a litigation funding agreement (the “Funding Agreement”) with Special Situations Fund III QP, L.P., Special Situations Private Equity Fund, L.P., Special Situations Technology Fund, L.P., and Special Situations Technology Fund II, L.P. (collectively, the “Special Situations Funds”) pursuant to which the Special Situations Funds agreed to fund certain patent litigation brought by Overland. In May 2014, the Special Situations Funds filed a complaint against Overland in the Supreme Court for New York County, alleging breach of the Funding Agreement. The Special Situations Funds allege that Overland’s January 2014 acquisition of Tandberg Data entitled the Special Situation Funds to a $6.0 million payment under the Funding Agreement, and therefore Overland’s refusal to make the payment constitutes a breach of the Funding Agreement by Overland. In November 2014, the Special Situations Funds amended their complaint to allege that Overland breached the Funding Agreement’s implied covenant of good faith and fair dealing by settling the patent litigation with BDT in bad faith to avoid a payment obligation under the Funding Agreement.  The Special Situations Funds are seeking $6.0 million in contractual damages as well as costs and fees. We believe the lawsuit to be without merit and intend to vigorously defend against the action. The parties have briefed cross- motions for summary judgment and are awaiting a decision from the Court.
Patent Infringement
In May 2013, Safe Storage LLC (“Safe Storage”), a Delaware limited liability company, filed a complaint against Overland in the U.S. District Court for the District of Delaware alleging infringement of U.S. Patent No. 6,978,346 by our products. In February 2017, Overland and Safe Storage entered into a settlement agreement, pursuant to which the claim was dismissed.
Other
In April 2015, we filed a proof of claim in connection with bankruptcy proceedings of V3 Systems, Inc. (“V3”) based on breaches by V3 of the Asset Purchase Agreement entered into between V3 and the Company dated February 11, 2014 (the “APA”). On October 6, 2015, UD Dissolution Liquidating Trust (“UD Trust”), the apparent successor to V3, filed a complaint against us and certain of our current and former directors in the U.S. Bankruptcy Court for the District of Utah Central Division objecting to our proof of claim and asserting claims for affirmative relief against us and our directors. This complaint alleges, among other things, that Sphere breached the APA and engaged in certain other actions and/or omissions that caused V3 to be unable to timely sell the Sphere common shares received by V3 pursuant to the APA. The plaintiff seeks, among other things, monetary damages for the loss of the potential earn-out consideration, the value of the common shares held back by us pursuant to the APA and costs and fees. We believe the lawsuit to be without merit and intend to vigorously defend against the action.
On December 23, 2015, we filed a motion seeking to dismiss the majority of the claims asserted by the UD Trust. On January 13, 2016, we filed a counterclaim against the UD Trust in which we allege that V3 breached numerous provisions of the APA. On July 22, 2016, we filed a motion seeking to transfer venue of this action to the United States District Court for the District of Delaware. The Bankruptcy Court granted our motion to transfer venue on August 30, 2016, and the case was formally transferred to the Delaware Court on October 11, 2016. There is currently no hearing set on our motion to dismiss.